Average Annual Total Returns{- Fidelity Freedom Index Income Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-10 - Fidelity Freedom Index Income Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F1898 Past 1 year	F1898 Past 5 years	F1898 Past 10 years
Total	8.54%	5.68%	4.22%	7.67%	4.59%	3.38%	5.14%	4.05%	3.01%	7.51%	4.44%	3.84%	8.61%	5.82%	4.55%